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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Select Funds,

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Baron Partners Fund

ITEM 1. SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.91%)

Consumer Discretionary (16.77%)

	Apparel, Accessories & Luxury Goods (1.52%)
1,120,000	Under Armour, Inc., Cl A1	$42,839,978	$18,401,600

	Casinos & Gaming (4.09%)
1,100,000	Penn National Gaming, Inc.[1]	33,022,418	26,565,000
1,150,500	Wynn Resorts, Ltd.[1,4]	25,038,653	22,975,485

		58,061,071	49,540,485

	Education Services (5.35%)
600,000	DeVry, Inc.	25,313,902	28,908,000
200,000	Strayer Education, Inc.	22,931,492	35,974,000

		48,245,394	64,882,000

	Internet Retail (1.05%)
420,000	Blue Nile, Inc.[1]	11,345,500	12,663,000

	Leisure Facilities (1.82%)
1,081,800	Vail Resorts, Inc.[1]	34,304,772	22,101,174

	Specialty Stores (2.94%)
2,500,000	Dick’s Sporting Goods, Inc.[1]	41,657,536	35,675,000

Total Consumer Discretionary		236,454,251	203,263,259

Energy (3.19%)

	Oil & Gas Drilling (3.19%)
1,699,510	Helmerich & Payne, Inc.	42,681,306	38,697,843

Financials (22.77%)

	Asset Management & Custody Banks (2.97%)
1,573,208	Eaton Vance Corp.	48,606,211	35,947,803

	Investment Banking & Brokerage (8.20%)
5,750,000	Charles Schwab Corp.	67,222,728	89,125,000
748,512	Jefferies Group, Inc.	14,717,468	10,329,465

		81,940,196	99,454,465

	Reinsurance (6.22%)
1,400,000	Arch Capital Group, Ltd.[1,2]	74,189,869	75,404,000

	Specialized Finance (2.93%)
2,100,000	MSCI, Inc., Cl A1	57,146,327	35,511,000

	Thrifts & Mortgage Finance (2.45%)
1,650,000	People’s United Financial, Inc.	28,873,668	29,650,500

Total Financials		290,756,271	275,967,768

Shares		Cost	Value
Common Stocks (continued)

Health Care (10.48%)

	Health Care Equipment (4.00%)
800,000	Edwards Lifesciences Corp.[1]	$37,835,436	$48,504,000

	Health Care Facilities (3.16%)
2,500,000	Community Health Systems, Inc.[1]	73,423,017	38,350,000

	Life Sciences Tools & Services (3.32%)
700,000	Millipore Corp.[1]	40,354,444	40,187,000

Total Health Care		151,612,897	127,041,000

Industrials (23.26%)

	Aerospace & Defense (1.98%)
400,000	Precision Castparts Corp.	24,947,338	23,960,000

	Air Freight & Logistics (5.46%)
800,000	C. H. Robinson Worldwide, Inc.	20,066,739	36,488,000
1,050,000	Expeditors International of Washington, Inc.	31,354,747	29,704,500

		51,421,486	66,192,500

	Construction & Engineering (1.72%)
800,000	AECOM Technology Corp.[1]	21,960,966	20,864,000

	Diversified Support Services (5.55%)
1,150,000	Iron Mountain, Inc.[1]	21,532,339	25,495,500
2,250,000	Ritchie Bros. Auctioneers, Inc.[2]	56,702,089	41,827,500

		78,234,428	67,323,000

	Research & Consulting Services (1.25%)
500,000	CoStar Group, Inc.[1]	19,068,649	15,125,000

	Trading Companies & Distributors (7.30%)
2,750,000	Fastenal Co.	102,764,168	88,426,250

Total Industrials		298,397,035	281,890,750

Information Technology (7.19%)

	Application Software (7.05%)
1,708,417	FactSet Research Systems, Inc.	99,500,539	85,403,766

	Electronic Components (0.14%)
50,000	Dolby Laboratories, Inc., Cl A1	1,699,742	1,705,500

Total Information Technology		101,200,281	87,109,266

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Materials (7.95%)

	Industrial Gases (2.79%)
1,000,000	Airgas, Inc.	$37,551,738	$33,810,000

	Specialty Chemicals (5.16%)
1,800,000	Ecolab, Inc.	75,320,094	62,514,000

Total Materials		112,871,832	96,324,000

Utilities (6.30%)

	Electric Utilities (6.30%)
1,750,000	ITC Holdings Corp.	60,048,201	76,335,000

Total Common Stocks		1,294,022,074	1,186,628,886

Private Equity Investments (2.03%)

Consumer Discretionary (1.29%)

	Hotels, Resorts & Cruise Lines (1.29%)
1,250,000	Fontainebleau Resorts, LLC1,3,†	15,000,000	0
3,900,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,†	39,000,000	15,600,000

Total Consumer Discretionary		54,000,000	15,600,000

Financials (0.74%)

	Asset Management & Custody Banks (0.74%)
6,014,997	Windy City Investments Holdings LLC1,3,†	38,319,447	9,022,495

Total Private Equity Investments		92,319,447	24,622,495

Warrants (0.00%)

Consumer Discretionary (0.00%)

	Restaurants (0.00%)
6,124	Krispy Kreme Doughnuts, Inc. Warrants Exp 03/02/2012[1]	0	0

Principal Amount
Convertible Bonds (0.21%)

Consumer Discretionary (0.21%)

	Advertising (0.21%)
$2,750,000	Lamar Advertising Co., 2.875% due 12/31/2010†	2,162,374	2,533,437

Principal Amount		Cost	Value
Corporate Bonds (0.54%)

Consumer Discretionary (0.54%)

	Casinos & Gaming (0.54%)
$8,694,000	Wynn Resorts, Ltd., AD7, 6.625% due 12/01/2014†	$6,316,087	$6,607,440

Total Investments (100.69%)		$1,394,819,982	1,220,392,258

Liabilities Less Cash and Other Assets (-0.69%)			(8,373,696)

Net Assets (Equivalent to $10.83 per share based on 111,886,321 shares outstanding)			$1,212,018,562

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2009, the market value of restricted and fair valued securities amounted to $24,622,495 or 2.03% of Net Assets. None of these securities are deemed liquid.
[4]	Represents securities, or a portion thereof, in segregated custodian account.
†	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (84.37%)

Consumer Discretionary (13.17%)

	Apparel, Accessories & Luxury Goods (1.52%)
50,000	Under Armour, Inc., Cl A1	$1,682,725	$821,500

	Casinos & Gaming (0.84%)
22,561	Wynn Resorts, Ltd.[1]	942,030	450,543

	Education Services (5.36%)
30,000	DeVry, Inc.	1,280,247	1,445,400
8,000	Strayer Education, Inc.	1,261,166	1,438,960

		2,541,413	2,884,360

	Internet Retail (2.80%)
50,000	Blue Nile, Inc.[1]	2,067,076	1,507,500

	Specialty Stores (2.65%)
100,000	Dick’s Sporting Goods, Inc.[1]	1,630,006	1,427,000

Total Consumer Discretionary		8,863,250	7,090,903

Consumer Staples (5.22%)

	Household Products (3.88%)
40,000	Church & Dwight Co., Inc.	2,038,763	2,089,200

	Personal Products (1.34%)
25,000	Mead Johnson Nutrition Co., Cl A1	600,000	721,750

Total Consumer Staples		2,638,763	2,810,950

Energy (2.12%)

	Oil & Gas Drilling (2.12%)
49,990	Helmerich & Payne, Inc.	2,034,014	1,138,272

Financials (20.32%)

	Asset Management & Custody Banks (4.16%)
98,041	Eaton Vance Corp.	1,642,271	2,240,237

	Investment Banking & Brokerage (5.47%)
190,000	Charles Schwab Corp.	2,850,241	2,945,000

	Office REIT’s (1.90%)
6,000	Alexander’s, Inc.1,†	2,119,422	1,022,280

	Reinsurance (4.00%)
40,000	Arch Capital Group, Ltd.[1,2]	2,098,534	2,154,400

	Specialized Finance (4.79%)
152,661	MSCI, Inc., Cl A1	4,078,402	2,581,497

Total Financials		12,788,870	10,943,414

Shares		Cost	Value
Common Stocks (continued)

Health Care (8.77%)

	Health Care Distributors (2.97%)
40,000	Henry Schein, Inc.[1]	$1,600,049	$1,600,400

	Health Care Equipment (3.38%)
30,000	Edwards Lifesciences Corp.[1]	1,670,346	1,818,900

	Health Care Facilities (2.42%)
85,000	Community Health Systems, Inc.[1]	1,470,759	1,303,900

Total Health Care		4,741,154	4,723,200

Industrials (20.12%)

	Air Freight & Logistics (4.86%)
45,000	C. H. Robinson Worldwide, Inc.	1,654,173	2,052,450
20,000	Expeditors International of Washington, Inc.	855,107	565,800

		2,509,280	2,618,250

	Construction & Engineering (1.94%)
40,000	AECOM Technology Corp.[1]	1,241,453	1,043,200

	Diversified Support Services (6.39%)
65,000	Iron Mountain, Inc.[1]	1,506,590	1,441,050
107,644	Ritchie Bros. Auctioneers, Inc.[2]	2,739,876	2,001,102

		4,246,466	3,442,152

	Railroads (3.95%)
100,000	Genesee & Wyoming, Inc., Cl A1	3,101,975	2,125,000

	Trading Companies & Distributors (2.98%)
50,000	Fastenal Co.	2,169,716	1,607,750

Total Industrials		13,268,890	10,836,352

Information Technology (6.33%)

	Application Software (4.65%)
30,000	ANSYS, Inc.[1]	658,716	753,000
35,000	FactSet Research Systems, Inc.	1,982,041	1,749,650

		2,640,757	2,502,650

	Electronic Equipment & Instruments (1.68%)
17,675	Mettler-Toledo International, Inc.[1]	829,695	907,258

Total Information Technology		3,470,452	3,409,908

See Notes to Schedules of Investments.

Baron Retirement Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

Materials (5.89%)

	Industrial Gases (2.67%)
42,500	Airgas, Inc.	$1,492,492	$1,436,925

	Specialty Chemicals (3.22%)
50,000	Ecolab, Inc.	1,763,210	1,736,500

Total Materials		3,255,702	3,173,425

Utilities (2.43%)

	Electric Utilities (2.43%)
30,000	ITC Holdings Corp.	1,552,701	1,308,600

Total Common Stocks		52,613,796	45,435,024

Warrants (0.00%)
Consumer Discretionary (0.00%)

	Restaurants (0.00%)
1,332	Krispy Kreme Doughnuts, Inc. Warrants Exp 03/02/2012[1]	0	0

Principal Amount
Convertible Bonds (9.61%)
Consumer Discretionary (9.61%)

	Advertising (3.42%)
$2,000,000	Lamar Advertising Co., 2.875% due 12/31/2010†	1,570,931	1,842,500

	Automotive Retail (4.33%)
2,900,000	Penske Automotive Group, Inc., 3.50% due 04/01/2026†	1,635,596	2,330,875

	Broadcasting (1.86%)
1,965,000	Central European Media Enterprises, Ltd., 144A, 3.50% due 03/15/20132,†	822,505	999,694

Total Convertible Bonds		4,029,032	5,173,069

Corporate Bonds (2.82%)
Consumer Discretionary (2.82%)

	Casinos & Gaming (2.82%)
2,000,000	Wynn Resorts, Ltd., AD7, 6.625% due 12/01/2014†	1,533,541	1,520,000

Principal Amount		Cost	Value
Short Term Investments (3.05%)
$1,645,136	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2009, 0.09% due 04/01/2009; Proceeds at maturity – $1,645,140; (Fully collateralized by U.S. Treasury Note, 4.00% due 08/15/2018; Market value – $1,731,959)	$1,645,136	$1,645,136

Total Investments (99.85%)		$59,821,505	53,773,229

Cash and Other Assets Less Liabilities (0.15%)			79,644

Net Assets (Equivalent to $5.83 per share based on 9,234,225 shares outstanding)			$53,852,873

%	Represents percentage of net assets.

[1]	Non-income producing securities.
[2]	Foreign corporation.
†	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2009, the market value of Rule 144A securities amounted to $999,694 or 1.86% of Net Assets.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (61.57%)

Consumer Discretionary (7.44%)

	Advertising (1.15%)
14,600	JC Decaux SA2	$245,553	$165,393

	Apparel, Accessories & Luxury Goods (2.39%)
17,900	Compagnie Financiere Richemont SA2	319,536	279,482
50,000	Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA1,2	70,727	64,015

		390,263	343,497

	Cable & Satellite (1.65%)
110,000	Megacable Holdings S.A.B. de C.V.[1,2]	135,999	111,204
17,400	Net Servicos de Comunicacao SA, ADR[2]	106,935	126,150

		242,934	237,354

	Hotels, Resorts & Cruise Lines (2.25%)
9,320	Accor SA2	396,931	324,368

Total Consumer Discretionary		1,275,681	1,070,612

Consumer Staples (4.56%)

	Drug Retail (1.28%)
45,400	China Nepstar Chain Drugstore, Ltd., ADR[2]	189,684	183,870

	Packaged Foods & Meats (3.28%)
10,935	Cadbury plc, ADR[2]	361,379	331,331
121,500	Tingyi (Cayman Islands) Holding Corp.[2]	137,412	141,252

		498,791	472,583

Total Consumer Staples		688,475	656,453

Financials (9.39%)

	Asset Management & Custody Banks (2.36%)
13,800	Julius Baer Holding AG2	395,517	339,077

	Consumer Finance (0.94%)
72,400	Banco Compartamos SA de CV2	128,305	135,447

	Diversified Banks (0.80%)
10,522	Itau Unibanco Banco Multiplo SA, ADR[2]	116,403	114,479

Shares		Cost	Value
Common Stocks (continued)

	Life & Health Insurance (1.97%)
105	Sony Financial Holdings, Inc.[2]	$345,999	$283,184

	Reinsurance (2.43%)
6,500	Arch Capital Group, Ltd.[1,2]	397,589	350,090

	Specialized Finance (0.89%)
7,600	MSCI, Inc., Cl A1	131,820	128,516

Total Financials		1,515,633	1,350,793

Health Care (4.46%)

	Life Sciences Tools & Services (2.41%)
19,000	Gerresheimer AG2	444,508	347,686

	Pharmaceuticals (2.05%)
8,200	Shire plc, ADR[2]	324,191	294,708

Total Health Care		768,699	642,394

Industrials (9.70%)

	Airlines (2.41%)
15,000	Ryanair Holdings plc, ADR[1,2]	387,931	346,650

	Diversified Support Services (1.94%)
15,000	Ritchie Bros. Auctioneers, Inc.[2]	304,970	278,850

	Industrial Machinery (3.09%)
17,100	Colfax Corp.[1]	139,078	117,477
4,800	Fanuc, Ltd.[2]	321,648	328,306

		460,726	445,783

	Research & Consulting Services (2.26%)
52,000	Experian plc[2]	319,347	325,155

Total Industrials		1,472,974	1,396,438

Information Technology (19.20%)

	Application Software (3.40%)
1,633,800	Kingdee International Software Group Co., Ltd.[2]	177,869	209,276
18,400	Net 1 UEPS Technologies, Inc.[1]	255,218	279,864

		433,087	489,140

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)

	Communications Equipment (2.21%)
7,370	Research in Motion, Ltd.[1,2]	$301,111	$317,426

	Computer Hardware (2.52%)
8,030	Wincor Nixdorf AG2	360,297	362,833

	Data Processing & Outsourced Services (2.52%)
30,000	Redecard SA2	328,618	362,754

	Electronic Components (0.64%)
50,000	BYD Co., Ltd.[1,2]	95,302	91,862

	Electronic Equipment & Instruments (3.78%)
20,000	Agilent Technologies, Inc.[1]	330,234	307,400
14,300	Ingenico SA2	241,461	237,281

		571,695	544,681

	Home Entertainment Software (3.62%)
9,390	Nintendo Co., Ltd., ADR[2]	391,850	342,735
4,500	Shanda Interactive Entertainment, Ltd., ADR[1,2]	158,832	177,885

		550,682	520,620

	Internet Software & Services (0.51%)
10,000	Tencent Holdings, Ltd.[2]	73,421	74,125

Total Information Technology		2,714,213	2,763,441

Materials (4.53%)

	Specialty Chemicals (4.53%)
460	Givaudan SA2	337,582	238,093
35,000	Symrise AG2	427,192	413,118

Total Materials		764,774	651,211

Telecommunication Services (1.44%)

	Wireless Telecommunication Services (1.44%)
13,800	NII Holdings, Inc.[1]	243,848	207,000

Utilities (0.85%)

	Water Utilities (0.85%)
38,900	Cascal N.V.[2]	156,785	122,146

Total Common Stocks		9,601,082	8,860,488

Principal Amount		Cost	Value
Corporate Bonds (1.17%)

Telecommunication Services (1.17%)

	Alternative Carriers (1.17%)
$ 250,000	GC Impsat Holdings I plc, 144A, 9.875% due 02/15/20172,†	$178,735	$168,750

Short Term Investments (34.32%)
4,938,391	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2009, 0.09% due 04/01/2009; Proceeds at maturity - $4,938,403; (Fully collateralized by U.S. Treasury Note, 5.125% due 05/15/2016; Market value - $5,190,900)	4,938,391	4,938,391

Total Investments (97.06%)		$14,718,208	13,967,629

Cash and Other Assets Less Liabilities (2.94%)			422,546

Net Assets (Equivalent to $9.35 per share based on 1,538,306 shares outstanding)			$14,390,175

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
†	The Adviser has reclassified certain securities in or out of this sub-industry. Such reclassifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2009, the market value of Rule 144A securities amounted to $168,750 or 1.17% of Net Assets.

See Notes to Schedules of Investments.

Baron International Growth Fund

Country Concentration

MARCH 31, 2009 (UNAUDITED)

Percentage of Net Assets
Germany	7.8%
United Kingdom	7.5%
Japan	6.6%
Switzerland	6.0%
Brazil	5.8%
China	5.6%
France	5.1%
Canada	4.1%
United States	3.8%
Mexico	3.2%
Ireland	2.4%
Bermuda	2.4%
South Africa	1.9%
Hong Kong	0.5%
Cash and Cash Equivalents *	37.3%

100.0%

*	Includes short-term holdings.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2009

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. The Trust currently offers three series (individually a “Fund” and collectively the “Funds”): Baron Partners Fund and Baron Retirement Income Fund, which are non-diversified, and Baron International Growth Fund, which is diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron Retirement Income Fund also intends to make annual distributions equal to a minimum 4% of the Fund’s net assets per share measured as of December 31 of the preceding year. Baron International Growth Fund expects to invest its assets primarily in non-U.S. companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or if, in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent and quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued based on prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. Fair Value Measurements

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Baron Select Funds	March 31, 2009

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund
Valuation Inputs	Investments in Securities	Investments in Securities	Investments in Securities
Level 1 – Quoted Prices	$1,186,628,886	$45,435,024	$8,860,488
Level 2 – Other Significant Observable Inputs	9,140,877	8,338,205	5,107,141
Level 3 – Significant Unobservable Inputs	24,622,495	0	0

Total	$1,220,392,258	$53,773,229	$13,967,629

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Partners Fund

Investments in Securities
Balance as of 12/31/08	$59,516,537
Accrued discounts/premiums	0
Realized gain (loss) and change in unrealized appreciation (depreciation)	(34,894,042)
Net purchases (sales)	0
Net transfers in and (or out) of Level 3	0

Balance as of 03/31/09	$24,622,495

Net change in unrealized appreciation (depreciation) from investments still held as of 03/31/09	$(34,894,042)

4. Cost of Investments for Income Tax Purposes

As of March 31, 2009, the components of net assets on a tax basis were substantially as follows:

	Baron Partners Fund	Baron Retirement Income Fund	Baron International Growth Fund
Cost of investments	$1,394,819,982	$59,821,505	$14,718,208

Unrealized appreciation	89,855,300	3,126,791	171,460
Unrealized depreciation	(264,283,024)	(9,175,067)	(922,039)

Net unrealized depreciation	$(174,427,724)	$(6,048,276)	$(750,579)

5. Restricted Securities

At March 31, 2009, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2009, Baron Partners Fund held investments in restricted and illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Partners Fund
Name of Issuer	Acquisition Date	Value
Private Equity Investments
Fontainebleau Resorts, LLC	06/01/07	$0
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	15,600,000
Windy City Investments Holdings LLC	11/30/07	9,022,495

Total Restricted Securities:		$24,622,495

(Cost $92,319,447) (2.03% of Net Assets)

Baron Select Funds	March 31, 2009

6. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management has evaluated the impact and adoption of SFAS 161 and has determined that there is no impact on the Funds’ financial statements.

In September 2008, FASB issued a FASB Staff Position No. 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”). FSP requires enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for fiscal years ending after November 15, 2008. This FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Management has evaluated the adoption of FSP No. 133-1 and has determined that there is no impact on the Funds’ financial statements.

In April 2009, FASB issued FASB staff position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 15, 2009